Excess of Liabilities over Assets (Deficit) (Tables)	12 Months Ended
Dec. 31, 2012
Excess Of Liabilities Over Assets (Deficit) [Abstract]
Shedule of Components of Excess of Liabilities Over Assets [Table Text Block]

The components of the excess of liabilities over assets (deficit) as of December 31, 2011, were as follows:

	Common Stock, no par value		Additional Paid-In Capital	Due From Stockholders	Accumulated Deficit	Total
	Shares	Amount
Balance, December 31, 2011	28,034,850	$—	$(20,384)	$(5,600)	$(3,794,410)	$(3,820,394)